Income tax expense	12 Months Ended
Dec. 31, 2024
Income tax expense
Income Tax Expense

12. Income tax expense

The Company is a tax exempted company incorporated in the Cayman Islands. In addition, dividend payments by the Company are not subject to withholding taxes. The subsidiaries incorporated in Hong Kong are governed by the Hong Kong Inland Revenue Ordinance and various local income tax laws  Payments of dividends by Hong Kong companies are not subject to Hong Kong withholding tax. The subsidiaries incorporated in the PRC other than Hong Kong are governed by the Income Tax Law of the PRC concerning Foreign Investment and Foreign Enterprises and various local income tax laws. Dividends paid by our PRC operating subsidiaries may be subject to withholding taxes of 5%-10%. The Company does not have any deferred tax assets or liabilities as of December 31, 2022, 2023 and 2024.

The reconciliation between tax expense and accounting profit at applicable PRC tax rates of 25% and Hong Kong tax rate of 16.5% is as follows

	Year Ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Loss before income taxes	(30,344)	(395,803)	(500,370)
Computed expected income tax expense	(7,586)	(98,951)	(125,550)
Tax effect of non-deductible expenses	7,573	109,650	124,383
Tax effect of tax-exempt entities	(1,503)	(2,580)	2,938
Tax effect of non-taxable income	1,516	(8,119)	-
Income tax expense	-	-	1,711